JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.9%
Aerospace & Defense — 0.8%
HEICO Corp., Class A	479	30,633

Automobiles — 1.2%
Tesla, Inc. *(a)	61	32,069
Thor Industries, Inc. (a)	429	18,099

		50,168

Banks — 1.2%
East West Bancorp, Inc.	376	9,672
First Republic Bank	452	37,215

		46,887

Biotechnology — 4.0%
Agios Pharmaceuticals, Inc. *(a)	422	14,969
Alnylam Pharmaceuticals, Inc. *(a)	291	31,708
BioMarin Pharmaceutical, Inc. *	166	14,053
Exact Sciences Corp. *	608	35,287
Exelixis, Inc. *	1,583	27,251
Intercept Pharmaceuticals, Inc. *(a)	180	11,362
Neurocrine Biosciences, Inc. *	222	19,171
Sage Therapeutics, Inc. *	238	6,830

		160,631

Building Products — 2.4%
Fortune Brands Home & Security, Inc.	759	32,835
Trane Technologies plc	757	62,529

		95,364

Capital Markets — 4.7%
Charles Schwab Corp. (The)	759	25,521
MarketAxess Holdings, Inc.	116	38,512
MSCI, Inc.	154	44,586
Nasdaq, Inc.	346	32,805
S&P Global, Inc.	119	29,070
TD Ameritrade Holding Corp.	533	18,489

		188,983

Commercial Services & Supplies — 2.4%
Copart, Inc. *	673	46,107
Waste Connections, Inc.	660	51,134

		97,241

Communications Equipment — 0.9%
Arista Networks, Inc. *	188	38,043

Construction Materials — 1.5%
Vulcan Materials Co.	550	59,413

Containers & Packaging — 2.8%
Avery Dennison Corp.	437	44,558
Ball Corp.	1,045	67,566

		112,124

Electrical Equipment — 2.3%
AMETEK, Inc.	730	52,546
Generac Holdings, Inc. *	457	42,560

		95,106

Electronic Equipment, Instruments & Components — 3.9%
Amphenol Corp., Class A	677	49,343
Keysight Technologies, Inc. *	663	55,513
Zebra Technologies Corp., Class A *	288	52,803

		157,659

Entertainment — 2.7%
Spotify Technology SA *	423	51,308
Take-Two Interactive Software, Inc. *	499	59,151

		110,459

Health Care Equipment & Supplies — 4.2%
DexCom, Inc. *	274	73,834
Insulet Corp. *(a)	234	38,819
ResMed, Inc.	381	56,161

		168,814

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc. *	652	11,970
Centene Corp. *	1,691	100,434

		112,404

Health Care Technology — 2.4%
Teladoc Health, Inc. *	349	54,087
Veeva Systems, Inc., Class A *	279	43,557

		97,644

Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill, Inc. *	57	37,235
Hilton Worldwide Holdings, Inc.	512	34,963
Las Vegas Sands Corp.	359	15,247

		87,445

Household Durables — 1.9%
Garmin Ltd.	519	38,869
Helen of Troy Ltd. *	54	7,706
NVR, Inc. *	11	29,288

		75,863

Industrial Conglomerates — 1.1%
Carlisle Cos., Inc.	354	44,324

Insurance — 1.3%
Progressive Corp. (The)	693	51,193

IT Services — 10.9%
Booz Allen Hamilton Holding Corp.	1,074	73,685
Fidelity National Information Services, Inc.	152	18,471
Fiserv, Inc. *	1,111	105,486
FleetCor Technologies, Inc. *	156	29,100
Global Payments, Inc.	817	117,778
MongoDB, Inc. *(a)	183	25,028
Okta, Inc. *(a)	285	34,881
Shopify, Inc., Class A (Canada) *	41	16,969
Square, Inc., Class A *	329	17,238

		438,636

Life Sciences Tools & Services — 1.3%
Illumina, Inc. *	77	20,942
Mettler-Toledo International, Inc. *	46	31,487

		52,429

Machinery — 2.4%
Ingersoll Rand, Inc. *(a)	1,043	25,857
Nordson Corp.	296	39,913
Stanley Black & Decker, Inc.	319	31,860

		97,630

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Media — 0.8%
New York Times Co. (The), Class A (a)	1,105	33,928

Multiline Retail — 1.5%
Dollar General Corp.	399	60,208

Pharmaceuticals — 2.5%
Catalent, Inc. *	669	34,749
Elanco Animal Health, Inc. *(a)	849	19,013
Horizon Therapeutics plc *	435	12,891
Jazz Pharmaceuticals plc *	351	35,036

		101,689

Professional Services — 3.8%
CoStar Group, Inc. *	69	40,400
Equifax, Inc.	158	18,849
FTI Consulting, Inc. *	353	42,219
IHS Markit Ltd.	865	51,906

		153,374

Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	907	34,189

Road & Rail — 1.5%
Lyft, Inc., Class A *	729	19,577
Old Dominion Freight Line, Inc.	324	42,482

		62,059

Semiconductors & Semiconductor Equipment — 9.2%
Advanced Micro Devices, Inc. *	2,833	128,831
Enphase Energy, Inc. *(a)	735	23,717
Entegris, Inc.	706	31,616
KLA Corp.	264	37,890
Lam Research Corp.	348	83,470
Microchip Technology, Inc. (a)	325	22,001
Xilinx, Inc.	572	44,613

		372,138

Software — 10.4%
Anaplan, Inc. *	604	18,289
Cadence Design Systems, Inc. *	618	40,786
Crowdstrike Holdings, Inc., Class A *(a)	497	27,673
Fair Isaac Corp. *	51	15,631
Intuit, Inc.	132	30,406
Medallia, Inc. *(a)	810	16,228
RingCentral, Inc., Class A *(a)	228	48,379
ServiceNow, Inc. *	91	25,957
Slack Technologies, Inc., Class A *(a)	405	10,873
Splunk, Inc. *	412	52,062
Synopsys, Inc. *	469	60,338
Trade Desk, Inc. (The), Class A *(a)	233	44,873
Zscaler, Inc. *(a)	440	26,760

		418,255

Specialty Retail — 5.8%
Burlington Stores, Inc. *	215	34,021
National Vision Holdings, Inc. *	1,007	19,552
O’Reilly Automotive, Inc. *	300	90,375
Ross Stores, Inc.	520	45,258
Tractor Supply Co.	540	45,683

		234,889

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc. *	275	52,145

TOTAL COMMON STOCKS (Cost $3,450,364)		3,991,967

SHORT-TERM INVESTMENTS — 5.1%
INVESTMENT COMPANIES — 1.2%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (b) (c) (Cost $47,624)	47,624	47,628

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (b) (c)	122,016	121,992
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (b) (c)	35,303	35,303

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $157,319)		157,295

TOTAL SHORT-TERM INVESTMENTS (Cost $204,943)		204,923

Total Investments — 104.0% (Cost $3,655,307)		4,196,890
Liabilities in Excess of Other Assets — (4.0)%		(159,826)

Net Assets — 100.0%		4,037,064

Percentages indicated are based on net assets.

JPMorgan Mid Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $152,578,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,196,890	$—	$—	$4,196,890

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (a) (b)	$113,766	$1,008,976	$1,075,067	$(39)	$(8)	$47,628	47,624	$1,882	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (a) (b)	168,065	822,000	868,001	(36)	(36)	121,992	122,016	2,368	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	30,123	686,191	681,011	—	—	35,303	35,303	390	—

Total	$311,954	$2,517,167	$2,624,079	$(75)	$(44)	$204,923		$4,640	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.